Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2016
Capital Requirements
Schedule of minimum total risk-based, Tier I risk-based and Tier I leverage ratios to be maintained for bank to be categorized as well capitalized
	Actual		Required for Capital Adequacy Purposes		Well-Capitalized Under Prompt Corrective Action Provision
(in thousands)	Amount	Ratio	Amount	Ratio	Amount		Ratio
December 31, 2016
Total Capital (to risk-weighted assets):
Company	$152,864	13.72%	$89,118	8.00%	$	N.A.	N.A.%
Bank	148,304	13.36	88,804	8.00		111,005	10.00
Tier I Capital (to risk-weighted assets):
Company	$125,779	11.29%	$66,839	6.00%	$	N.A.	N.A.%
Bank	138,258	12.46	66,603	6.00		88,804	8.00
Common Equity Tier I Capital (to risk-weighted assets)
Company	$94,818	8.51%	$50,129	4.50%	$	N.A.	N.A.%
Bank	138,258	12.46	49,952	4.50		72,153	6.50
Tier I leverage ratio:
Company	$125,779	9.87%	$50,998	4.00%	$	N.A.	N.A.%
Bank	138,258	10.88	50,810	4.00		63,513	5.00
(in thousands)
December 31, 2015
Total Capital (to risk-weighted assets):
Company	$146,068	14.78%	$79,066	8.00%	$	N.A.	N.A.%
Bank	137,572	13.98	78,718	8.00		98,398	10.00
Tier I Capital (to risk-weighted assets):
Company	$118,875	12.03%	$59,299	6.00%	$	N.A.	N.A.%
Bank	128,808	13.09	59,039	6.00		78,718	8.00
Common Equity Tier I Capital (to risk-weighted assets)
Company	$89,304	9.04%	$44,475	4.50%	$	N.A.	N.A.%
Bank	128,808	13.09	44,279	4.50		63,959	6.50
Tier I leverage ratio:
Company	$118,875	9.84%	$48,314	4.00%	$	N.A.	N.A.%
Bank	128,808	10.73	48,025	4.00		60,031	5.00